Shareholders' Equity - Disclosure of Share Capital (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Class B treasury shares [member]
Disclosure of treasury shares [line items]
Weighted average number of treasury shares B	13,070	14,415	9,841
Subsidiaries [member]
Disclosure of treasury shares [line items]
Weighted average number of treasury shares B	56,467	60,129	38,490